Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of
									Initial Fixed
							Average		$100
	Summary		Summary		Summary		Summary	Average	Investment
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Based on
	Table	Actually	Table	Actually	Table	Actually	Table	Actually	Total
	Total for	Paid to	Total for	Paid to	Total for	Paid to	Total for	Paid to	Shareholder
	PEO #1	PEO #1	PEO #2	PEO #2	PEO #3	PEO #3	Non-PEO	Non-PEO	Return
Year	($)(1)	($)(2)	($)(1)	($)(2)	($)(1)	($)(1)	NEOs ($)(1)	NEOs ($)(2)	($)(3)	Net Income ($)
2026	527,653	507,213	—	—	—	—	426,152	424,942	11.20	(4,341,000)
2025	1,481,716	1,609,280	458,033	483,033	—	—	442,332	459,921	(17.3)	4,903,000
2024	—	—	403,949	382,111	264,775	264,775	380,390	362,957	(22.0)	3,799,000
(1)

During the year ended March 31, 2026, B. Nicole Sherman served as our PEO (PEO #1). During the year ended March 31, 2025, B. Nicole Sherman (PEO #1) and Daniel D. Cox (PEO #2) each served as our principal executive officer (“PEO”). During the year ended March 31, 2024, Daniel D. Cox (PEO #2) and Kevin J. Lycklama (PEO #3) each served as our PEO. The non-PEO named executive officers (non-PEO NEOs) for 2026 and 2025 are Daniel D. Cox and C. Evan Sowers, and for 2024 are C. Evan Sowers and David Lam.

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Riverview’s NEOs. These amounts reflect the Summary Compensation Table totals with certain adjustments. Adjustments for 2026 are as follows:

		Average of
		Non-PEO
	PEO #1 ($)	NEOs ($)
Summary Compensation Table total	527,653	426,152
Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table	42,498	34,250
Year-end value of equity awards granted during year that remain unvested as of year‑end	45,386	36,578
Year over year change in fair value of outstanding and unvested equity awards	(23,051)	(2,619)
Year over year change in fair value of equity awards granted in prior years and vested in the year	(277)	(919)
Compensation Actually Paid	507,213	424,942
(3)	Total Shareholder Return assumes $100 invested on March 31, 2023, with all dividends reinvested.

Named Executive Officers, Footnote
(1)

During the year ended March 31, 2026, B. Nicole Sherman served as our PEO (PEO #1). During the year ended March 31, 2025, B. Nicole Sherman (PEO #1) and Daniel D. Cox (PEO #2) each served as our principal executive officer (“PEO”). During the year ended March 31, 2024, Daniel D. Cox (PEO #2) and Kevin J. Lycklama (PEO #3) each served as our PEO. The non-PEO named executive officers (non-PEO NEOs) for 2026 and 2025 are Daniel D. Cox and C. Evan Sowers, and for 2024 are C. Evan Sowers and David Lam.

Adjustment To PEO Compensation, Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Riverview’s NEOs. These amounts reflect the Summary Compensation Table totals with certain adjustments. Adjustments for 2026 are as follows:

		Average of
		Non-PEO
	PEO #1 ($)	NEOs ($)
Summary Compensation Table total	527,653	426,152
Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table	42,498	34,250
Year-end value of equity awards granted during year that remain unvested as of year‑end	45,386	36,578
Year over year change in fair value of outstanding and unvested equity awards	(23,051)	(2,619)
Year over year change in fair value of equity awards granted in prior years and vested in the year	(277)	(919)
Compensation Actually Paid	507,213	424,942

Non-PEO NEO Average Total Compensation Amount	$ 426,152	$ 442,332	$ 380,390
Non-PEO NEO Average Compensation Actually Paid Amount	$ 424,942	459,921	362,957
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Riverview’s NEOs. These amounts reflect the Summary Compensation Table totals with certain adjustments. Adjustments for 2026 are as follows:

		Average of
		Non-PEO
	PEO #1 ($)	NEOs ($)
Summary Compensation Table total	527,653	426,152
Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table	42,498	34,250
Year-end value of equity awards granted during year that remain unvested as of year‑end	45,386	36,578
Year over year change in fair value of outstanding and unvested equity awards	(23,051)	(2,619)
Year over year change in fair value of equity awards granted in prior years and vested in the year	(277)	(919)
Compensation Actually Paid	507,213	424,942

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 11.2	(17.3)	(22)
Net Income (Loss)	$ (4,341,000)	4,903,000	3,799,000
PEO Name	B. Nicole Sherman
B. Nicole Sherman (PEO #1)
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 527,653	1,481,716
PEO Actually Paid Compensation Amount	507,213	1,609,280
Daniel D. Cox (PEO #2)
Pay vs Performance Disclosure
PEO Total Compensation Amount	426,152	458,033	403,949
PEO Actually Paid Compensation Amount	424,942	$ 483,033	382,111
Kevin J. Lycklama (PEO #3)
Pay vs Performance Disclosure
PEO Total Compensation Amount			264,775
PEO Actually Paid Compensation Amount			$ 264,775
PEO | B. Nicole Sherman (PEO #1) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,498)
PEO | B. Nicole Sherman (PEO #1) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,386
PEO | B. Nicole Sherman (PEO #1) | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,051)
PEO | B. Nicole Sherman (PEO #1) | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277)
PEO | Daniel D. Cox (PEO #2) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,250)
PEO | Daniel D. Cox (PEO #2) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,578
PEO | Daniel D. Cox (PEO #2) | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,619)
PEO | Daniel D. Cox (PEO #2) | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (919)